Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Net Loss per Common Share

	For the Three Months Ended March 31,
	2025	2024
Numerator:

Net (loss)	$(5,326,933)	$(15,674,671)

Denominator:
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	69,258,402	47,435,503
Denominator for diluted earnings per share	69,258,402	47,435,503
Basic (loss) per share	$(0.08)	$(0.33)
Diluted (loss) per share	$(0.08)	$(0.33)

	For the Year Ended December 31,
	2024	2023
Numerator:
Net (loss) from continuing operations	$(48,411,830)	$(14,821,513)

Income (loss) from discontinued operations	(997,802)	(261,528)
Net (loss)	$(49,409,632)	$(15,083,041)
Deemed Dividend	(2,293,301)	-
Loss attributable to shareholders	$(51,702,933)	(15,083,041)
Denominator:
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	54,441,190	30,877,804
Denominator for diluted earnings per share	54,441,190	30,877,804
Basic (loss) per share	$(0.91)	$(0.49)
Diluted (loss) per share	$(0.91)	$(0.49)
Loss per shares attributed to common shareholders	$(.95)	-